CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME AND LOSS
Profit (loss) in the year	R$ 13,347,577	R$ (1,725,691)	R$ 3,671,905
Other comprehensive income (loss) which may not be reclassified to net profit or loss
Financial instruments at fair value through ORA	56,754
Deferred income tax and social contribution	(19,296)
Actuarial gains and losses	19,105	(114,214)	(1,143,119)
Other components of comprehensive income Items that will not be reclassified to income	56,563	(114,214)	(1,143,119)
Other comprehensive income (loss) which may be reclassified to net profit or loss
Foreign currency translation adjustments	208,656	2,475	(32,284)
Cash flow hedges	3,153	6,250	11,683
Acquisition of investees		(43,801)
Fair value of financial instruments available for sale		107,072	165,863
Deferred income tax and social contribution		(36,404)	(56,393)
Comprehensive income of subsidiaries, associated and joint ventures companies	(1,590,057)	67,681	280,682
Deferred income tax and social contribution	(18,327)	5,023	9,296
Other comprehensive income (loss) which may be reclassified to net profit or loss	(1,396,575)	108,296	378,847
Other items in comprehensive loss	(1,340,012)	(5,918)	(764,272)
Total comprehensive income (loss) of the year	12,007,565	(1,731,609)	2,907,634
Portion attributable to controlling shareholders owners of the Company	11,922,366	(1,920,243)	2,693,385
Portion attributable to non-controlling shareholders interests	R$ 85,199	R$ 188,634	R$ 214,249